UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6465
The Travelers Series Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Paul G. Cellupica, Chief Counsel
c/o MetLife, Inc.
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 578-5526
Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORT TO STOCKHOLDERS.
     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
June 30, 2005

The Travelers Series Trust:

Equity Income Portfolio
Large Cap Portfolio

The Travelers Insurance Company

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

Semi-Annual Report for The Travelers Series Trust

 WHAT’S INSIDE

Letter from the Chairman	1
Fund at a Glance:
Equity Income Portfolio	4
Fund at a Glance:
Large Cap Portfolio	5
Fund Expenses	6
Schedules of Investments	8
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	25
Notes to Financial Statements	27
Factors Considered by the Independent Trustees in Approving the Investment Advisory, the Subadvisory Agreements and the Sub Subadvisory Agreements	32
Combined Special Shareholder Meeting	35

 LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the six-month reporting period. Rising interest rates, record high oil prices, and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,[v] Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer*

Within this environment, the Funds performed as follows:1

PERFORMANCE SNAPSHOT

AS OF JUNE 30, 2005
(unaudited)

6 Months
Equity Income Portfolio	-1.73%

Russell 1000 Value Index	1.76%

Russell 3000 Value Index	1.69%

Lipper Variable Equity Income Funds Category Average	0.72%
Large Cap Portfolio	-0.22%

S&P 500 Index	-0.81%

Lipper Variable Large-Cap Core Funds Category Average	-0.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 63 funds in the variable equity income funds category. Returns were calculated among the 223 funds in the variable large-cap core funds category.

(1)	The Funds are underlying investment options of various variable annuity and variable life products. The Funds’ performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and variable life contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

Equity Income Portfolio2

For the six months ended June 30, 2005, the Equity Income Portfolio, excluding sales charges, returned -1.73%. The Fund underperformed the Lipper Variable Equity Income Funds Category Average3 which increased 0.72% for the same time frame. The Fund’s unmanaged benchmarks, the Russell 1000 Value Indexviii and the Russell 3000 Value Index,ix returned 1.76% and 1.69%, respectively, for the same period.

Large Cap Portfolio2

For the six months ended June 30, 2005, the Large Cap Portfolio, returned -0.22%. The Fund outperformed its unmanaged benchmark, the S&P 500 Index, which returned -0.81% for the same period. It also outperformed its Lipper Variable Large-Cap Core Funds Category Average4 which decreased 0.76% for the same time frame.

Special Shareholder Notice

On January 31, 2005, Citigroup Inc. (“Citigroup”) announced that it had agreed to sell The Travelers Insurance Company and certain other domestic and international insurance businesses to MetLife, Inc. (“MetLife”) pursuant to an acquisition agreement (“Metlife Transaction”). The sale included Travelers Asset Management International Company LLC (“TAMIC”), which serves as the investment advisor for the Funds. During the spring/ summer 2005, the shareholders of the Funds approved the change in control of TAMIC from Citigroup to Metlife, as well as the new advisory agreements with TAMIC. The Metlife Transaction closed on July 1, 2005.

Information About Your Funds

As you may be aware, several issues in the mutual fund and variable annuity product industry have recently come under the scrutiny of federal and state regulators. The Travelers Insurance Company and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, revenue sharing, producer compensation and other mutual fund and variable annuity product issues in connection with various inquiries and or investigations. The Travelers Insurance Company and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and the sub-administration with regards to recent regulatory development is contained in the “Additional Information” note in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer*

July 18, 2005

*	Mr. Gerken resigned as Chairman, President and Chief Executive Officer of the Funds when the MetLife Transaction closed on July 1, 2005.

2	The Fund is an underlying investment option of various variable annuity and variable life products. The Fund’s performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and variable life contracts, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

3	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 63 funds in the Fund’s Lipper category, and excluding sales charges.

4	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 223 funds in the Fund’s Lipper category, and excluding sales charges.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2005 and are subject to change. Please refer to pages 8 through 20 for a list and percentage breakdown of the Funds’ holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.

vi	The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 1000 Value Index measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

 Fund at a Glance — Equity Income Portfolio (unaudited)

 Fund at a Glance — Large Cap Portfolio (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

 Based on Actual Total Return(1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

Equity Income Portfolio	(1.73)%	$1,000.00	$982.70	0.84%	$4.13

Large Cap Portfolio	(0.22)	1,000.00	997.80	0.86	4.26

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical
	Annualized	Beginning	Ending	Annualized	Expenses
	Total	Account	Account	Expense	Paid During
	Return	Value	Value	Ratio	the Period(2)

Equity Income Portfolio	5.00%	$1,000.00	$1,020.63	0.84%	$4.21

Large Cap Portfolio	5.00	1,000.00	1,020.53	0.86	4.31

(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments (unaudited)	June 30, 2005

Equity Income Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 99.7%

CONSUMER DISCRETIONARY — 10.8%
Auto Components — 0.2%
23,900	Dana Corp.	$358,739
5,300	Lear Corp.	192,814

		551,553

Automobiles — 0.3%
19,800	Monaco Coach Corp.	340,362
3,900	Thor Industries, Inc.	122,577
21,200	Winnebago Industries, Inc.	694,300

		1,157,239

Household Durables — 0.0%
7,900	Tempur-Pedic International, Inc.*	175,222

Media — 7.6%
63,223	Comcast Corp., Special Class A Shares*	1,893,529
8,000	E.W. Scripps Co., Class A Shares	390,400
51,100	Gannett Co., Inc.	3,634,743
121,900	New York Times Co., Class A Shares	3,797,185
612,400	News Corp., Class B Shares	10,325,064
6,500	Omnicom Group, Inc.	519,090
201,600	Time Warner, Inc.*	3,368,736
22,400	Univision Communications, Inc., Class A Shares*	617,120
57,800	Walt Disney Co.	1,455,404
39,046	XM Satellite Radio Holdings, Inc., Class A Shares*	1,314,288

		27,315,559

Multiline Retail — 2.5%
76,700	Dollar General Corp.	1,561,612
43,300	Federated Department Stores, Inc.	3,173,024
65,500	J.C. Penney Co., Inc.	3,443,990
15,900	Kohl’s Corp.*	888,969

		9,067,595

Specialty Retail — 0.2%
19,900	Home Depot, Inc.	774,110

	TOTAL CONSUMER DISCRETIONARY	39,041,278

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Income Portfolio

SHARES	SECURITY	VALUE

CONSUMER STAPLES — 9.4%
Beverages — 2.5%
15,900	Anheuser-Busch Cos., Inc.	$727,425
172,100	Coca-Cola Co.	7,185,175
23,800	Coca-Cola Enterprises, Inc.	523,838
9,300	Diageo PLC, Sponsored ADR	551,490

		8,987,928

Food & Staples Retailing — 4.0%
89,400	CVS Corp.	2,598,858
242,900	Wal-Mart Stores, Inc.	11,707,780

		14,306,638

Food Products — 0.4%
35,600	Campbell Soup Co.	1,095,412
8,600	J.M. Smucker Co.	403,684

		1,499,096

Household Products — 1.1%
13,400	Colgate-Palmolive Co.	668,794
65,700	Procter & Gamble Co.	3,465,675

		4,134,469

Tobacco — 1.4%
75,400	Altria Group, Inc.	4,875,364

	TOTAL CONSUMER STAPLES	33,803,495

ENERGY — 10.4%
Energy Equipment & Services — 2.6%
9,300	Baker Hughes, Inc.	475,788
114,100	Halliburton Co.	5,456,262
47,800	Schlumberger Ltd.	3,629,932

		9,561,982

Oil, Gas & Consumable Fuels — 7.8%
43,700	BP PLC, Sponsored ADR	2,726,006
104,700	El Paso Corp.	1,206,144
341,110	Exxon Mobil Corp.	19,603,592
38,400	Total SA, Sponsored ADR	4,487,040

		28,022,782

	TOTAL ENERGY	37,584,764

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Income Portfolio

SHARES	SECURITY	VALUE

FINANCIALS — 32.0%
Commercial Banks — 12.1%
226,100	Bank of America Corp.	$10,312,421
5,200	Bank of Hawaii Corp.	263,900
5,300	BB&T Corp.	211,841
27,800	Cathay General Bancorp	937,138
78,326	East West Bancorp., Inc.	2,630,970
173,100	Hudson City Bancorp, Inc.	1,975,071
5,200	Marshall & Ilsley Corp.	231,140
24,500	Mellon Financial Corp.	702,905
55,300	North Fork Bancorporation	1,553,377
89,500	Northern Trust Corp.	4,080,305
50,600	SunTrust Banks, Inc.	3,655,344
5,200	Synovus Financial Corp.	149,084
50,100	U.S. Bancorp	1,462,920
75,529	UCBH Holdings, Inc.	1,226,591
11,900	UnionBanCal Corp.	796,348
115,248	Wachovia Corp.	5,716,301
125,450	Wells Fargo & Co.	7,725,211

		43,630,867

Diversified Financial Services — 10.1%
38,500	American Capital Strategies Ltd.	1,390,235
72,900	American Express Co.	3,880,467
21,200	Freddie Mac	1,382,876
42,430	Genworth Financial, Inc., Class A Shares	1,282,659
8,000	Goldman Sachs Group, Inc.	816,160
82,000	Janus Capital Group, Inc.	1,233,280
243,828	JPMorgan Chase & Co.	8,612,005
10,675	Legg Mason, Inc.	1,111,374
19,700	Lehman Brothers Holdings, Inc.	1,955,816
80,100	Merrill Lynch & Co., Inc.	4,406,301
35,800	Nuveen Investments, Class A Shares	1,346,796
134,200	SLM Corp.	6,817,360
41,100	State Street Corp.	1,983,075

		36,218,404

Insurance — 3.9%
31,800	Allstate Corp.	1,900,050
146,600	American International Group, Inc.	8,517,460
36,800	Hartford Financial Services Group, Inc.	2,751,904
11,900	Prudential Financial, Inc.	781,354

		13,950,768

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Income Portfolio

SHARES	SECURITY	VALUE

Real Estate — 4.9%
24,900	CenterPoint Properties Trust	$1,053,270
8,500	Equity Lifestyle Properties, Inc.	337,960
156,500	Equity Office Properties Trust	5,180,150
230,404	General Growth Properties, Inc.	9,467,301
35,600	ProLogis	1,432,544
5,900	United Dominion Realty Trust, Inc.	141,895

		17,613,120

Thrifts & Mortgages — 1.0%
10,600	Countrywide Financial Corp.	409,266
51,700	Golden West Financial Corp.	3,328,446

		3,737,712

	TOTAL FINANCIALS	115,150,871

HEALTH CARE — 6.9%
Biotechnology — 0.3%
21,000	Amgen, Inc.*	1,269,660

Health Care Equipment & Supplies — 0.4%
13,300	Medtronic, Inc.	688,807
21,400	Varian, Inc.*	808,706

		1,497,513

Health Care Providers & Services — 1.0%
8,000	Aetna, Inc.	662,560
37,100	Health Net, Inc.*	1,415,736
26,800	UnitedHealth Group, Inc.	1,397,352

		3,475,648

Pharmaceuticals — 5.2%
51,700	Abbott Laboratories	2,533,817
31,800	Amylin Pharmaceuticals, Inc.*	665,574
42,500	Hospira, Inc.*	1,657,500
39,700	Merck & Co., Inc.	1,222,760
26,500	Mylan Laboratories, Inc.	509,860
255,630	Pfizer, Inc.	7,050,275
30,200	Roche Holding AG, Sponsored ADR	1,911,811
25,200	Schering-Plough Corp.	480,312
61,400	Wyeth	2,732,300

		18,764,209

	TOTAL HEALTH CARE	25,007,030

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Income Portfolio

SHARES	SECURITY	VALUE

INDUSTRIALS — 7.4%
Aerospace & Defense — 1.4%
7,900	Boeing Co.	$521,400
43,900	Hexcel Corp.*	742,788
33,200	Honeywell International, Inc.	1,216,116
11,955	Lockheed Martin Corp.	775,521
15,800	Northrop Grumman Corp.	872,950
11,900	Precision Castparts Corp.	927,010

		5,055,785

Air Freight & Logistics — 0.1%
5,300	FedEx Corp.	429,353

Commercial Services & Supplies — 0.2%
30,500	Waste Management, Inc.	864,370

Electrical Equipment — 0.1%
19,741	American Power Conversion Corp.	465,690

Industrial Conglomerates — 2.8%
285,700	General Electric Co.	9,899,505

Machinery — 1.2%
9,300	Caterpillar, Inc.	886,383
23,800	Danaher Corp.	1,245,692
60,000	Dover Corp.	2,182,800

		4,314,875

Road & Rail — 1.6%
28,100	Burlington Northern Santa Fe Corp.	1,322,948
59,600	Laidlaw International, Inc.*	1,436,360
93,580	Norfolk Southern Corp.	2,897,237

		5,656,545

	TOTAL INDUSTRIALS	26,686,123

INFORMATION TECHNOLOGY — 13.2%
Communications Equipment — 1.3%
145,900	Cisco Systems, Inc.*	2,788,149
31,500	Corning, Inc.*	523,530
64,800	Motorola, Inc.	1,183,248

		4,494,927

Computers & Peripherals — 0.4%
9,300	Apple Computer, Inc.*	342,333
9,200	International Business Machines Corp.	682,640
15,900	NCR Corp.*	558,408

		1,583,381

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Income Portfolio

SHARES	SECURITY	VALUE

Electronic Equipment & Instruments — 0.6%
33,200	Arrow Electronics, Inc.*	$901,712
50,800	Avnet, Inc.*	1,144,524

		2,046,236

Internet Software & Services — 0.2%
18,400	Yahoo!, Inc.*	637,560

Semiconductors & Semiconductor Equipment — 8.7%
101,840	Analog Devices, Inc.	3,799,650
162,900	Applied Materials, Inc.	2,635,722
115,721	Axcelis Technologies, Inc.*	793,846
6,900	FormFactor, Inc.*	182,298
94,800	Freescale Semiconductor, Inc., Class B Shares*	2,007,864
231,300	Intel Corp.	6,027,678
103,300	KLA-Tencor Corp.	4,514,210
85,400	Lam Research Corp.*	2,471,476
82,800	MKS Instruments, Inc.*	1,398,492
208,700	National Semiconductor Corp.	4,597,661
59,100	Novellus Systems, Inc.*	1,460,361
40,700	Varian Semiconductor Equipment Associates, Inc.*	1,505,900

		31,395,158

Software — 2.0%
8	Computer Associates International, Inc.	220
289,600	Microsoft Corp.	7,193,664

		7,193,884

	TOTAL INFORMATION TECHNOLOGY	47,351,146

MATERIALS — 3.2%
Chemicals — 3.1%
88,300	Eastman Chemical Co.	4,869,745
52,700	FMC Corp.*	2,958,578
12,900	H.B. Fuller Co.	439,374
49,200	Lubrizol Corp.	2,066,892
17,000	Praxair, Inc.	792,200

		11,126,789

Metals & Mining — 0.1%
8,000	Newmont Mining Corp.	312,240

	TOTAL MATERIALS	11,439,029

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Income Portfolio

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 3.6%
Diversified Telecommunication Services — 3.6%
54,300	ALLTEL Corp.	$3,381,804
120,600	BellSouth Corp.	3,204,342
44,600	SBC Communications, Inc.	1,059,250
62,400	Sprint Corp.	1,565,616
106,300	Verizon Communications, Inc.	3,672,665

	TOTAL TELECOMMUNICATION SERVICES	12,883,677

UTILITIES — 2.8%
Electric Utilities — 2.7%
10,600	AES Corp.*	173,628
48,000	CMS Energy Corp.*	722,880
13,300	Constellation Energy Group	767,277
15,800	Dominion Resources, Inc.	1,159,562
53,000	Edison International	2,149,150
19,700	Entergy Corp.	1,488,335
42,700	Exelon Corp.	2,191,791
2,600	Pepco Holdings, Inc.	62,244
50,300	TECO Energy, Inc.	951,173

		9,666,040

Gas Utilities — 0.1%
13,300	AGL Resources, Inc.	514,045

	TOTAL UTILITIES	10,180,085

	TOTAL COMMON STOCK (Cost — $343,799,346)	359,127,498

FACE
AMOUNT

CONVERTIBLE BOND — 0.0%

Semiconductors — 0.0%
$180,000	B-	ASM International NV, Subordinated Notes, 4.250% due 12/6/11 (a)
		(Cost — $184,261)	175,275

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
		(Cost — $343,983,607)	359,302,773

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Equity Income Portfolio

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 0.5%

Repurchase Agreement — 0.5%
$1,828,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $1,828,129; (Fully collateralized by U.S. Treasury Bond, 7.500% due 11/15/16; Market value — $1,869,075) (Cost — $1,828,000)	$1,828,000

	TOTAL INVESTMENTS — 100.2% (Cost — $345,811,607#)	361,130,773
	Liabilities in Excess of Other Assets — (0.2)%	(768,480)

	TOTAL NET ASSETS — 100.0%	$360,362,293

*	Non-income producing security.
‡	All ratings are by Standard & Poor’s Ratings Service.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

Bond Ratings (unaudited):

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

B —	Bonds rated “B” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, “CCC” and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Large Cap Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 98.8%

CONSUMER DISCRETIONARY — 17.1%
Distributors — 0.9%
70,900	Spectrum Brands, Inc.*	$2,339,700

Hotels, Restaurants & Leisure — 2.2%
150,600	Penn National Gaming, Inc.*	5,496,900

Household Durables — 8.2%
183,200	D.R. Horton, Inc.	6,890,152
73,400	KB HOME	5,595,282
29,600	Lennar Corp., Class A Shares	1,878,120
74,300	Ryland Group, Inc.	5,637,141
11,800	Toll Brothers, Inc.*	1,198,290

		21,198,985

Multiline Retail — 3.6%
55,000	Costco Wholesale Corp.	2,465,100
66,900	Federated Department Stores, Inc.	4,902,432
12,800	Sears Holdings Corp.*	1,918,336

		9,285,868

Textiles, Apparel & Luxury Goods — 2.2%
147,600	Timberland Co., Class A Shares*	5,715,072

	TOTAL CONSUMER DISCRETIONARY	44,036,525

CONSUMER STAPLES — 9.1%
Food & Staples Retailing — 4.7%
97,200	7-Eleven, Inc.*	2,939,328
78,800	Wal-Mart Stores, Inc.	3,798,160
118,700	Walgreen Co.	5,459,013

		12,196,501

Food Products — 4.4%
56,700	Bunge Ltd.	3,594,780
35,500	General Mills, Inc.	1,661,045
60,200	Hormel Foods Corp.	1,765,666
96,500	Kellogg Co.	4,288,460

		11,309,951

	TOTAL CONSUMER STAPLES	23,506,452

ENERGY — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
21,500	Exxon Mobil Corp.	1,235,605
20,200	Tesoro Corp.	939,704
76,100	Valero Energy Corp.	6,020,271

	TOTAL ENERGY	8,195,580

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Large Cap Portfolio

SHARES	SECURITY	VALUE

FINANCIALS — 5.9%
Commercial Banks — 1.3%
28,400	Bank of America Corp.	$1,295,324
32,200	Wells Fargo & Co.	1,982,876

		3,278,200

Diversified Financial Services — 0.3%
8,700	American Express Co.	463,101
5,800	Moody’s Corp.	260,768

		723,869

Insurance — 4.3%
95,800	AFLAC, Inc.	4,146,224
55,100	Ambac Financial Group, Inc.	3,843,776
4,000	MGIC Investment Corp.	260,880
62,600	Radian Group Inc.	2,955,972

		11,206,852

	TOTAL FINANCIALS	15,208,921

HEALTH CARE — 20.6%
Biotechnology — 6.4%
75,800	Biogen Idec, Inc.*	2,611,310
77,500	Genentech, Inc.*	6,221,700
131,400	Gilead Sciences, Inc.*	5,780,286
41,400	United Therapeutics Corp.*	1,995,480

		16,608,776

Health Care Equipment & Supplies — 1.4%
39,900	Dade Behring Holdings, Inc.	2,593,899
17,900	Medtronic, Inc.	927,041

		3,520,940

Health Care Providers & Services — 7.4%
78,200	Aetna, Inc.	6,476,524
51,300	CIGNA Corp.	5,490,639
39,600	Sierra Health Services, Inc.*	2,829,816
82,600	UnitedHealth Group, Inc.	4,306,764

		19,103,743

Pharmaceuticals — 5.4%
123,400	Abbott Laboratories	6,047,834
99,100	Johnson & Johnson	6,441,500
53,560	Pfizer, Inc.	1,477,185

		13,966,519

	TOTAL HEALTH CARE	53,199,978

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Large Cap Portfolio

SHARES	SECURITY	VALUE

INDUSTRIALS — 13.9%
Aerospace & Defense — 3.4%
49,800	L-3 Communications Holdings, Inc.	$3,813,684
87,400	Northrop Grumman Corp.	4,828,850

		8,642,534

Air Freight & Logistics — 1.0%
32,000	FedEx Corp.	2,592,320

Electrical Equipment — 1.9%
45,600	Energizer Holdings, Inc.*	2,834,952
41,900	Rockwell Automation, Inc.	2,040,949

		4,875,901

Industrial Conglomerates — 2.5%
188,900	General Electric Co.	6,545,385

Machinery — 2.3%
89,500	Deere & Co.	5,861,355

Road & Rail — 2.8%
174,100	Norfolk Southern Corp.	5,390,136
36,200	Yellow Roadway Corp.*	1,838,960

		7,229,096

	TOTAL INDUSTRIALS	35,746,591

INFORMATION TECHNOLOGY — 25.8%
Communications Equipment — 1.4%
135,561	Cisco Systems, Inc.*	2,590,571
31,700	QUALCOMM, Inc.	1,046,417

		3,636,988

Computers & Peripherals — 6.2%
195,100	Apple Computer, Inc.*	7,181,631
160,500	Dell Inc.*	6,341,355
183,100	Western Digital Corp.*	2,457,202

		15,980,188

Internet Software & Services — 3.6%
3,700	Google, Inc., Class A Shares*	1,088,355
226,300	McAfee Inc.*	5,924,534
44,700	Websense, Inc.*	2,147,835

		9,160,724

IT Services — 1.0%
55,300	Cognizant Technology Solutions Corp., Class A Shares*	2,606,289

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Large Cap Portfolio

SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment — 8.1%
128,400	Intel Corp.	$3,346,104
193,200	Lam Research Corp.*	5,591,208
31,100	Marvell Technology Group Ltd.*	1,183,044
145,100	QLogic Corp.*	4,479,237
190,500	Tessera Technologies Inc.*	6,364,605

		20,964,198

Software — 5.5%
300,900	Activision, Inc.*	4,970,868
125,600	Autodesk, Inc.	4,316,872
190,100	Microsoft Corp.	4,722,084

		14,009,824

	TOTAL INFORMATION TECHNOLOGY	66,358,211

MATERIALS — 2.0%
Chemicals — 1.3%
75,200	Dow Chemical Co.	3,348,656

Metals & Mining — 0.7%
20,200	Carpenter Technology Corp.	1,046,360
9,600	Phelps Dodge Corp.	888,000

		1,934,360

	TOTAL MATERIALS	5,283,016

TELECOMMUNICATION SERVICES — 0.6%
Wireless Telecommunication Services — 0.6%
49,100	Nextel Communications, Inc., Class A Shares*	1,586,421

UTILITIES — 0.6%
Electric Utilities — 0.6%
3,200	Edison International	129,760
7,200	PG&E Corp.	270,288
14,000	TXU Corp.	1,163,260

	TOTAL UTILITIES	1,563,308

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $249,645,624)	254,685,003

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Large Cap Portfolio

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 1.3%
Repurchase Agreement — 1.3%
$3,272,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $3,272,232; (Fully collateralized by U.S. Treasury Bond, 7.500% due 11/15/16; Market value — $3,343,275) (Cost — $3,272,000)	$3,272,000

	TOTAL INVESTMENTS — 100.1% (Cost — $252,917,624#)	257,957,003
	Liabilities in Excess of Other Assets — (0.1)%	(265,056)

	TOTAL NET ASSETS — 100.0%	$257,691,947

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)	June 30, 2005

	Equity Income	Large Cap
	Portfolio	Portfolio

ASSETS:
Investments, at cost	$345,811,607	$252,917,624
Foreign currency, at cost	722	267,127

Investments, at value	$361,130,773	$257,957,003
Foreign currency, at value	710	258,178
Receivable for securities sold	6,182,817	23,730,223
Dividends and interest receivable	511,948	113,394
Receivable for Fund shares sold	17,406	34,646
Other receivables	60,994	45,751

Total Assets	367,904,648	282,139,195

LIABILITIES:
Payable for securities purchased	7,018,631	23,529,518
Investment advisory fee payable	219,494	160,403
Payable for Fund shares repurchased	203,480	680,290
Administration fee payable	17,933	12,864
Due to custodian	9,929	10,251
Accrued expenses	72,888	53,922

Total Liabilities	7,542,355	24,447,248

Total Net Assets	$360,362,293	$257,691,947

NET ASSETS:
Paid-in capital (Note 4)	331,020,401	339,125,962
Undistributed net investment income	2,128,658	361,174
Accumulated net realized gain (loss) on investment and foreign currency transactions	11,894,080	(86,825,856)
Net unrealized appreciation of investments and foreign currencies	15,319,154	5,030,667

Total Net Assets	$360,362,293	$257,691,947

Shares Outstanding	21,666,481	18,533,643

Net Asset Value	$16.63	$13.90

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Six Months Ended June 30, 2005

	Equity Income	Large Cap
	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends	$3,466,919	$1,431,776
Interest	101,042	40,497
Less: Foreign taxes withheld	(24,250)	(13,119)

Total Investment Income	3,543,711	1,459,154

EXPENSES:
Investment advisory fee (Note 2)	1,302,931	958,423
Administration fees (Note 2)	106,367	76,843
Custody	39,822	26,484
Shareholder reports	13,496	12,216
Legal fees	12,592	11,857
Audit and tax	11,000	9,167
Trustees’ fees	4,600	2,600
Miscellaneous expenses	2,684	525

Total Expenses	1,493,492	1,098,115

Net Investment Income	2,050,219	361,039

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	12,175,238	14,794,566
Foreign currency transactions	(432)	(8,744)

Net Realized Gain	12,174,806	14,785,822

Change in net Unrealized Appreciation/ Depreciation From:
Investments	(20,380,154)	(15,884,212)
Foreign currencies	(71)	(14,856)

Change in Net Unrealized Appreciation/ Depreciation	(20,380,225)	(15,899,068)

Net Loss on Investments and Foreign Currencies	(8,205,419)	(1,113,246)

Decrease in Net Assets From Operations	$(6,155,200)	$(752,207)

See Notes to Financial Statements.

 Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

Equity Income Portfolio	2005	2004

OPERATIONS:
Net investment income	$2,050,219	$4,306,673
Net realized gain	12,174,806	14,556,038
Change in net unrealized appreciation/ depreciation	(20,380,225)	13,069,565

Increase (Decrease) in Net Assets From Operations	(6,155,200)	31,932,276

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(4,384,748)
Net realized gains	(5,182,603)	(15,860,220)

Decrease in Net Assets From Distributions to Shareholders	(5,182,603)	(20,244,968)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	22,810,213	49,762,623
Reinvestment of distributions	5,182,603	20,244,968
Cost of shares repurchased	(15,135,181)	(20,346,265)

Increase in Net Assets From Fund Share Transactions	12,857,635	49,661,326

Increase in Net Assets	1,519,832	61,348,634
NET ASSETS:
Beginning of period	358,842,461	297,493,827

End of period*	$360,362,293	$358,842,461

* Includes undistributed net investment income of:	$2,128,658	$78,439

See Notes to Financial Statements.

 Statements of Changes in Net Assets

For the Six Months Ended June 30, 2005 (unaudited)

and the Year Ended December 31, 2004

Large Cap Portfolio	2005	2004

OPERATIONS:
Net investment income	$361,039	$1,991,693
Net realized gain	14,785,822	7,905,466
Change in net unrealized appreciation/ depreciation	(15,899,068)	7,153,395

Increase (Decrease) in Net Assets From Operations	(752,207)	17,050,554

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(2,103,304)

Decrease in Net Assets From Distributions to Shareholders	—	(2,103,304)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	7,994,015	54,371,360
Reinvestment of distributions	—	2,103,304
Cost of shares repurchased	(17,710,283)	(31,061,137)

Increase (Decrease) in Net Assets From Fund Share Transactions	(9,716,268)	25,413,527

Increase (Decrease) in Net Assets	(10,468,475)	40,360,777
NET ASSETS:
Beginning of period	268,160,422	227,799,645

End of period*	$257,691,947	$268,160,422

* Includes undistributed net investment income of:	$361,174	$135

See Notes to Financial Statements.

 Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

EQUITY INCOME PORTFOLIO	2005(1)		2004	2003	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$17.17		$16.59	$12.75	$14.99	$16.26	$15.05

Income (Loss) From Operations:
Net investment income	0.09		0.21	0.14	0.16	0.20	0.13
Net realized and unrealized gain (loss)	(0.39)		1.39	3.83	(2.25)	(1.27)	1.24

Total Income (Loss) From Operations	(0.30)		1.60	3.97	(2.09)	(1.07)	1.37

Less Distributions From:
Net investment income	—		(0.22)	(0.13)	(0.15)	(0.16)	(0.16)
Net realized gains	(0.24)		(0.80)	—	—	(0.04)	—

Total Distributions	(0.24)		(1.02)	(0.13)	(0.15)	(0.20)	(0.16)

Net Asset Value, End of Period	$16.63		$17.17	$16.59	$12.75	$14.99	$16.26

Total Return(3)	(1.73)%		9.88%	31.17%	(13.94)%	(6.61)%	9.13%

Net Assets, End of Period (000s)	$360,362		$358,842	$297,494	$191,010	$200,389	$170,727

Ratios to Average Net Assets:
Gross expenses	0.84	%(4)	0.86%	0.87%	0.84%	0.85%	0.87%
Net expenses(5)	0.84	(4)	0.85 (6)	0.87	0.84	0.85	0.87
Net investment income	1.16	(4)	1.35	1.11	1.14	1.28	1.17

Portfolio Turnover Rate	71%		119%	141%	131%	121%	151%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with your variable contract, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.95%.

(6)	The sub-administrator waived a portion of its fee.

See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

LARGE CAP PORTFOLIO	2005(1)		2004	2003	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$13.93		$13.18	$10.61	$13.82	$16.81	$21.11

Income (Loss) From Operations:
Net investment income	0.02		0.10	0.05	0.05	0.07	0.03
Net realized and unrealized gain (loss)	(0.05)		0.76	2.57	(3.20)	(2.98)	(3.05)

Total Income (Loss) From Operations	(0.03)		0.86	2.62	(3.15)	(2.91)	(3.02)

Less Distributions From:
Net investment income	—		(0.11)	(0.05)	(0.06)	(0.07)	(0.02)
In excess of net investment income	—		—	—	—	—	(0.01)
Net realized gains	—		—	—	—	(0.01)	(0.94)
In excess of net realized gains	—		—	—	—	—	(0.31)

Total Distributions	—		(0.11)	(0.05)	(0.06)	(0.08)	(1.28)

Net Asset Value, End of Period	$13.90		$13.93	$13.18	$10.61	$13.82	$16.81

Total Return(3)	(0.22)%		6.52%	24.67%	(22.79)%	(17.33)%	(14.48)%

Net Assets, End of Period (000s)	$257,692		$268,160	$227,800	$179,863	$249,292	$277,897

Ratios to Average Net Assets:
Gross expenses	0.86	%(4)	0.86%	0.86%	0.85%	0.83%	0.84%
Net expenses(5)	0.86	(4)	0.86 (6)	0.86	0.85	0.83	0.84
Net investment income	0.28	(4)	0.81	0.43	0.44	0.50	0.15

Portfolio Turnover Rate	133%		56%	60%	95%	131%	96%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with your variable contract, such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of the fund will not exceed 0.95%.

(6)	The sub-administrator waived a portion of its fee.

See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

          1.     Organization and Significant Accounting Policies

      The Equity Income Portfolio (“EIP”) and the Large Cap Portfolio (“LCP”) (“Fund(s)”) are separate diversified investment funds of The Travelers Series Trust (“Trust”). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

      Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

      (d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

      (e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

 Notes to Financial Statements (unaudited) (continued)

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      (f) Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

      (g) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

          2.     Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      Travelers Asset Management International Company LLC (“TAMIC”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Funds. As compensation for its services, the Funds pay TAMIC a fee calculated daily and paid monthly at the following annual rates:

Average Daily Net Assets	Fee

First $250 million	0.75%
Next $500 million	0.70
Over $750 million	0.65

      TAMIC has entered into a sub-advisory agreement with Fidelity Management & Research Co. (“FMR”). Pursuant to the sub-advisory agreement, FMR is responsible for the day-to-day fund operations and investment decisions and is compensated by TAMIC for such service at the following annual rates:

Average Daily Net Assets	Fee

First $250 million	0.45%
Next $500 million	0.40
Over $750 million	0.35

      The Travelers Insurance Company (“TIC”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ administrator. As compensation for its services, the Funds pay TIC an administration fee calculated at the annual rate of 0.06% of each respective Fund’s average daily net assets. This fee is calculated daily and paid monthly.

      TIC has entered into a Sub-Administrative Services Agreement with Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the respective average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund’s respective average daily net assets.

      During the six months ended June 30, 2005, the Funds had contractual expense limitations in place of 0.95% for each Fund. This expense limitation is renewed annually and can be terminated at any time by TIC with 60 days’ notice.

      Citigroup Trust Bank, fsb (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. For the six months ended June 30, 2005, the Funds did not pay transfer agent fees to CTB.

 Notes to Financial Statements (unaudited) (continued)

      During the six months ended June 30, 2005, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, and its affiliates received brokerage commissions in the amount of $1,462 for LCP.

      All officers and one trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

     3.  Investments

      During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

EIP	$265,244,540	$249,073,831
LCP	339,625,061	348,587,299

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
	Appreciation	Depreciation	Appreciation

EIP	$23,943,262	$(8,624,096)	$15,319,166
LCP	15,138,355	(10,098,976)	5,039,379

4.	Shares of Beneficial Interest

      The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

EIP
Shares sold	1,355,647	2,991,545
Shares issued on reinvestment	311,268	1,203,210
Shares repurchased	(904,104)	(1,225,319)

Net Increase	762,811	2,969,436

LCP
Shares sold	590,934	4,158,997
Shares issued on reinvestment	—	150,788
Shares repurchased	(1,304,865)	(2,340,686)

Net Increase (Decrease)	(713,931)	1,969,099

5.	Capital Loss Carryforward

      As of December 31, 2004, LCP had net capital loss carryforwards as follows:

Year of Expiration	LCP

12/31/2009	34,154,428
12/31/2010	52,058,326
12/31/2011	14,415,260

$100,628,014

      These amounts will be available to offset any future capital gains.

 Notes to Financial Statements (unaudited) (continued)

6.	Commission Recapture Program

      In addition to trade execution, many of the brokers with whom FMR places trades pay for certain expenses of these Funds or provide other services. During the six months ended June 30, 2005, the Funds received cash rebates from these brokers in lieu of additional services or expense reductions. The amounts of these rebates, included in realized gains on investment transactions in the statements of operations, are noted below.

Brokerage
Service
Arrangements

EIP	$119,116
LCP	70,058

          7.     Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”), which includes the Funds (“TL&A Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes each Fund’s sub-administrator, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. In addition, Travelers Life & Annuity and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A Fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid to CTB, for the period from June 1, 1999 to August 23, 2004, by the TL&A Funds that did not have expense caps in effect should be reimbursed with interest to the TL&A Funds. The reimbursement occurred on November 1, 2004.

      The remaining $183.7 million to be paid under the SEC order, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

 Notes to Financial Statements (unaudited) (continued)

          8.     Subsequent Events

      On July 1, 2005, MetLife, Inc., a Delaware corporation (“MetLife”), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup, including TIC, The Travelers Life and Annuity Company, a wholly owned subsidiary of TIC and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup’s international insurance businesses for $11.8 billion. The sale also included TIC’s affiliated investment advisor, TAMIC which serves as the investment adviser to the Funds.

      TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

      Also effective July 1, 2005, PFPC Inc. replaced CTB as transfer agent for the Funds; and State Street Bank and Trust Company replaced SBFM as sub-administrator for the Funds.

          9.     Change in Independent Registered Public Accounting Firm

      KPMG LLP was previously the independent registered public accounting firm for the Funds. In connection with the transaction described in Note 8, the decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Trustees, resulting in Deloitte and Touche LLP’s appointment as independent registered public accounting firm.

      The reports on the financial statements of the Funds audited by KPMG LLP through the year ended December 31, 2004 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

 Factors Considered by the Independent Trustees in Approving the Investment Advisory,
 the Subadvisory Agreements and the Sub Subadvisory Agreements (unaudited)

      Beginning at a telephonic meeting on March 17, 2005 and at in person meetings on March 29 and 30, 2005, the Independent Trustees for the Equity Income Portfolio and the Large Cap Portfolio (the “Portfolios”) approved the investment advisory agreements (the “Agreements”) between TAMIC and the Portfolios, the subadvisory agreements between TAMIC and Fidelity Research & Management Company (“FMR”) (the “Subadvisory Agreements”), the sub subadvisory agreements among TAMIC, FMR and (FMR U.K.), and the sub subadvisory agreement among TAMIC, FMR and FMR Far East (together the “Sub Subadvisory Agreements”). In voting to approve the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements, the Independent Trustees considered whether the approval of the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements would be in the best interests of the Portfolios and their shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements, the Subadvisory Agreements, and the Sub Subadvisory Agreements, and the overall fairness of the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements to the shareholders.

      The Independent Trustees did not identify any one factor, piece of information or written document as all important or controlling, and each Independent Trustee attributed different weight to different factors. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Agreements, the Subadvisory Agreements, and the Sub Subadvisory Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Independent Trustees concluded that the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements were reasonable and fair and in the best interest of the Portfolios and their shareholders.

      As background, MetLife Inc. (“MetLife”) and Citigroup Inc. (“Citigroup”) announced an agreement for the sale of The Travelers Insurance Company and certain affiliates by Citigroup to MetLife (the “MetLife Transaction”). The MetLife Transaction included the acquisition of TAMIC, a subsidiary of The Travelers Insurance Company and the investment adviser to the Portfolios, by MetLife. The MetLife Transaction closed on July 1, 2005. The approval of the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements was necessary because under the 1940 Act the change in control of TAMIC resulted in the termination of the then current investment advisory, the subadvisory and sub subadvisory agreements for the Portfolios on the closing of the MetLife Transaction. The Agreements, the Subadvisory Agreements, and the Sub Subadvisory Agreements were reapproved by the Independent Trustees and the Agreements were submitted to a vote of the shareholders.

      The Independent Trustees met in executive session and considered: (a) the nature, extent and quality of the services to be provided by TAMIC and FMR and their affiliates under the Agreements, the Subadvisory Agreements, and the Sub Subadvisory; (b) the investment performance of the Portfolios; (c) the cost of services to be provided and the profit realized by TAMIC and FMR and their affiliates, which information was to be reviewed in depth at the July 2005 Board meeting; (d) the extent to which TAMIC realizes economies of scale as the Portfolios grow; and (e) whether the fee levels reflect these economies of scale for the benefit of the shareholders.

The Agreements

      As part of the process, legal counsel to the Portfolios requested certain information from MetLife and in response MetLife provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Agreements. In making their determination, the Independent Trustees were provided with information about MetLife and its purchase of The Travelers Insurance Company from Citigroup. At the various meetings, MetLife representatives discussed MetLife’s intentions regarding the preservation and strengthening of TAMIC’s business and MetLife’s intentions regarding staffing changes and executive leadership changes at TAMIC. The MetLife representatives also discussed and provided certain written information on MetLife’s business and products, including MetLife’s advisory subsidiaries and their experience in overseeing subadvised mutual funds. The Independent Trustees also discussed the plans and anticipated role and responsibilities of certain of employees and officers after the MetLife Transaction.

      With respect to the nature, scope and quality of the services to be provided by TAMIC after the MetLife Transaction, the Board considered the experience of MetLife’s advisory subsidiaries and its two fund series and also MetLife’s efforts to build and maintain a strong investment team in TAMIC. The Board also considered the level and depth of knowledge of TAMIC,

 Factors Considered by the Independent Trustees in Approving the Investment Advisory,
 the Subadvisory Agreements and the Sub Subadvisory Agreements (unaudited) (continued)

including the professional experience and qualifications of its personnel as well as current staffing levels. The Independent Trustees also considered

•	the ability of TAMIC to continue the oversight of both the investment and compliance operations of the sub adviser after the MetLife transaction,

•	the intention of MetLife to integrate Travelers Insurance Company and its affiliates, including TAMIC into MetLife’s current businesses to create a single business operation,

•	MetLife’s compliance with certain conditions set forth in Section 15(f) of the 1940 Act regarding placing unfair burdens on the Portfolios, anticipated changes to back office operations to the Portfolios, including the provision of administrative and transfer agency services, after the MetLife Transaction, and

•	the fact that the Agreements including the investment advisory fees would be identical to the current agreements, except for the inception date.

      In addition, the Independent Trustees noted that the performance of the Equity Income Portfolio had generally been satisfactory, and with respect to the Large Cap Portfolio the Independent Trustees noted that although the Portfolio’s investment performance had been disappointing, the Portfolio had a new portfolio manager beginning on May 1, 2005. As to the profits realized by TAMIC from its relationship with the Portfolios, the Board noted that it was satisfied that TAMIC’s profits were not excessive in the past, and that it was not possible to predict how the MetLife Transaction would affect such profits at this time, but would reconsider this factor in connection with its future review of the Agreements under Section 15(c) of the 1940 Act in July 2005. As to whether economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale, the Board noted that the investment advisory and subadvisory fees for the Portfolios included breakpoints that reduced the fees payable at higher asset levels. Finally, the Independent Trustees considered the level of service expected to be provided by TAMIC after the MetLife Transaction.

      The Independent Trustees considered its plans to perform the annual review of the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements pursuant to Section 15(c) of the 1940 Act at its regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of investment management under the Agreements, the short period between the effective date of those Agreements, the Subadvisory Agreements, and the Sub Subadvisory Agreements and the upcoming annual review, and the information provided by MetLife, the Board considered the information provided to it sufficient for its consideration of the Agreements at this time.

The Subadvisory and Sub Subadvisory Agreements

      MetLife recommended and the Independent Trustees reapproved the Subadvisory and Sub Subadvisory Agreements for the Portfolios between TAMIC and FMR and among TAMIC, FMR, FMR U.K. and FMR Far East. As discussed above, a change in control of TAMIC resulted in the termination of TAMIC’s subadvisory and sub subadvisory agreements with FMR the subadvisory and sub subadvisory on the closing of the MetLife Transaction. With respect to the nature, scope and quality of the services to be provided by FMR and its affiliates after the MetLife Transaction, the Board considered that it would remain the same after the MetLife Transaction. The Independent Trustees noted that the subadvisory and sub subadvisory fees, which contained breakpoints, were not changing. In evaluating the subadvisory fees, the Independent Trustees considered that the investment subadvisory fees were paid by TAMIC out of the investment advisory fees it receives under the Agreements. So, the cost of the services to be provided by FMR and the profitability to FMR with regard to the Portfolios along with the economies of scale in its management of the Portfolios were not material to the consideration of the Subadvisory and Sub Subadvisory Agreements by the Independent Trustees. The Independent Trustees considered its plans to perform the annual review of the Subadvisory and Sub Subadvisory Agreements pursuant to Section 15(c) of the 1940 Act at its regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. The Board also considered that it had received quarterly performance information regarding the Portfolios. In light of the continuity of portfolio management under the Subadvisory and the Sub Subadvisory Agreements, the performance of the Equity Income Portfolio and the change in the portfolio manager for the Large Cap Portfolio, and the short period between the effective date of the subadvisory and sub subadvisory agreements and the upcoming annual review, the Board considered the information provided to it sufficient for its consideration of the Subadvisory and Sub Subadvisory Agreements at this time.

 Factors Considered by the Independent Trustees in Approving the Investment Advisory,
 the Subadvisory Agreements and the Sub Subadvisory Agreements (unaudited) (continued)

Other Business Relationships

      The Independent Trustees considered other business relationships that MetLife and TAMIC would enter into with Citigroup. In connection with the closing of the MetLife Transaction, MetLife, Citigroup and certain of their affiliates entered into a Distribution Agreement under which Citigroup-affiliated broker-dealers will continue to offer certain TIC and MetLife insurance contracts until July 1, 2015. In addition, MetLife, Citigroup and certain of their affiliates entered into an Investment Products Agreement under which certain TIC and MetLife insurance products will include certain Citigroup-sponsored funds as investment options until July 1, 2010.

Conclusion

      Based on the deliberations of the Independent Trustees and their evaluation of the information described above, the Independent Trustees unanimously concluded that (a) the terms of the Agreements, the Subadvisory Agreements, and the Sub Subadvisory are fair and reasonable; (b) the fees are reasonable in light of the services TAMIC and FMR and its affiliates provided to the Portfolios and their shareholders (d) TAMIC and FMR and its affiliates possess the capabilities to perform the duties required of them under the Agreements, the Subadvisory Agreements and the Sub Subadvisory Agreements; (e) the investment performance of the Equity Income Portfolio is satisfactory; (f) the investment performance of the Large Cap Portfolio is disappointing and steps have been taken to address the Portfolio’s performance; and (g) the Agreements, the Subadvisory Agreements, and the Sub Subadvisory Agreements are approved.

 Combined Special Shareholder Meeting (unaudited)

Combined Special Meeting of the Funds were held on June 23 and adjourned to June 30, 2005.

There were three proposals submitted to shareholders. Proposal 1 was the approval of the investment advisory contracts between the Funds and TAMIC. The agreements terminated as a matter of law at the closing of the MetLife Transaction. Proposal 2 was the approval of future sub-advisory agreements without a shareholder vote. Proposal 3 was the election of a new member of the Board of Trustees, Elizabeth Forget, who is affiliated with MetLife.

The shareholders approved all proposals.

The following table sets forth the number of shares voted for, against and withheld as to each Proposal.

Proposal 1

Number of
Equity Income Portfolio	Shares

For	18,728,199.746
Against	962,205.772
Withhold	1,607,421.482

Total	21,297,827.000

Large Cap Portfolio

For	16,754,575.898
Against	610,736.953
Withhold	1,652,553.149

Total	19,017,866.000

Proposal 2

Number of
Equity Income Portfolio	Shares

For	17,289,426.364
Against	2,332,624.950
Withhold	1,675,775.686

Total	21,297,827.000

Large Cap Portfolio

For	15,467,400.686
Against	1,834,899.852
Withhold	1,715,565.462

Total	19,017,866.000

Proposal 3

Number of
Equity Income Portfolio	Shares

For	20,235,162.658
Against	1,062,664.342

Total	21,297,827.000

Large Cap Portfolio

For	18,118,091.146
Against	899,774.854

Total	19,017,866.000

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The Travelers Series Trust

TRUSTEES*

Elizabeth M. Forget
  Chairperson
Frances M. Hawk, CFA, CFP
Lewis Mandell
Robert E. McGill, III

OFFICERS*

Elizabeth M. Forget
President and
Chief Executive Officer

Peter H. Duffy
Chief Financial Officer
and Treasurer

Leonard M. Bakal
Chief Anti-Money Laundering Compliance Officer
and Chief Compliance Officer

Paul G. Cellupica
Secretary

Jack P. Huntington
Assistant Secretary	INVESTMENT ADVISER* Travelers Asset Management International Company LLC ADMINISTRATOR* The Travelers Insurance Company CUSTODIAN* State Street Bank and Trust Company TRANSFER AGENT* PFPC, Inc.

*	As of July 1, 2005

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity and life contract owners and is not an offer of shares of The Travelers Series Trust: Equity Income and Large Cap Portfolios. All the Funds contained in this report may not be available under your variable annuity or life contract.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-842-9406.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9406 and (2) on the SEC’s website at www.sec.gov.

Series Trust (Semi-Annual) (8-05) Printed in U.S.A.

ITEM 2. CODE OF ETHICS.
     Not applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.
ITEM 6. SCHEDULE OF INVESTMENTS.
     Included in reports to stockholders under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.
     Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
Effective July 1, 2005, certain changes were made to the registrant's internal controls over financial reporting in connection with the acquisition of the registrant's investment adviser by MetLife, Inc. Such changes will be reported in the registrant's Form N-Q for the fiscal quarter ending September 30, 2005 to be filed, which covers the effective date of such changes.

     ITEM 12. EXHIBITS.
(a) (1)	Not applicable.

(2)	Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(3)	Not applicable.

(b)	Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

The Travelers Series Trust
By:	/s/ Elizabeth M. Forget Elizabeth M. Forget Chief Executive Officer of The Travelers Series Trust
Date: September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget Elizabeth M. Forget Chief Executive Officer of The Travelers Series Trust
Date: September 7, 2005
By:	/s/ Peter H. Duffy Peter H. Duffy Chief Financial Officer of The Travelers Series Trust
Date: September 7, 2005